Key Management Compensation	12 Months Ended
Dec. 31, 2019
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Key Management Compensation
14 – Key Management Compensation
The remuneration of directors and those persons having authority and responsibility for planning, directing and controlling activities of the Company is as follows:

In $000s	Year Ended December 31, 2019	Year Ended December 31, 2018
Employee salaries and benefits	$2,541	$1,818

Share based payments	3,761	2,695

Total key management compensation expense	$6,302	$4,513